Supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information
Exploration and evaluation assets expenditures included in trade and other payables			$ 90,850